Vident Core U.S. Equity Fund
Schedule of Investments
November 30, 2021 (Unaudited)
Shares		Security Description	Value
COMMON STOCKS - 99.7%
		Communication Services - 9.0%
306		Alphabet, Inc. - Class A (a)	$868,413
39,186		AMC Networks, Inc. - Class A (a)(b)	1,512,971
75,995		AT&T, Inc.	1,734,966
36,476		Comcast Corporation - Class A	1,823,070
50,151		DISH Network Corporation - Class A (a)	1,567,219
88,009		EchoStar Corporation - Class A (a)(b)	2,408,806
58,575		Fox Corporation - Class A (b)	2,091,713
97,559		Gray Television, Inc.	2,011,667
60,103		Interpublic Group of Companies, Inc.	1,994,819
37,752		John Wiley & Sons, Inc. - Class A (b)	1,962,349
70,373		Liberty Latin America, Ltd. - Class C (a)	790,993
136,673		Lions Gate Entertainment Corporation - Class A (a)(b)	2,002,259
8,604		Loyalty Ventures, Inc. (a)	246,923
162,042		Lumen Technologies, Inc. (b)	1,999,598
86,351		News Corporation - Class A	1,866,909
14,677		Nexstar Media Group, Inc. - Class A	2,194,212
29,227		Omnicom Group, Inc.	1,967,269
122,714		TEGNA, Inc.	2,423,602
92,108		Telephone & Data Systems, Inc.	1,628,469
28,653		United States Cellular Corporation (a)(b)	834,089
38,374		Verizon Communications, Inc.	1,929,061
49,412		Yelp, Inc. (a)	1,693,843
14,844		Ziff Davis, Inc. (a)(b)	1,690,286
			39,243,506
		Consumer Discretionary - 14.7%
52,937		Abercrombie & Fitch Company - Class A (a)	1,905,732
57,313		Academy Sports & Outdoors, Inc. (a)	2,557,306
7,466		Adtalem Global Education, Inc. (a)	221,516
9,985		Asbury Automotive Group, Inc. (a)	1,633,945
18,114		AutoNation, Inc. (a)	2,243,419
34,819		Big Lots, Inc. (b)	1,510,448
34,644		Century Communities, Inc. (b)	2,462,149
11,375		Dillards, Inc. - Class A (b)	3,115,613
36,588		Foot Locker, Inc.	1,669,876
47,598		G-III Apparel Group, Ltd. (a)(b)	1,410,805
3,281		Graham Holdings Company - Class B (b)	1,858,752
12,674		Group 1 Automotive, Inc. (b)	2,468,262
37,875		Kohl’s Corporation (b)	1,940,336
21,138		Lennar Corporation - Class A	2,220,547
13,420		LGI Homes, Inc. (a)(b)	1,927,917
41,091		LKQ Corporation	2,296,987
36,993		M/I Homes, Inc. (a)	2,067,539
12,314		Meritage Homes Corporation (a)	1,389,758
11,207		Mohawk Industries, Inc. (a)	1,881,319
10,194		Murphy USA, Inc. (b)	1,766,926
55,243		Perdoceo Education Corporation (a)(b)	544,144
40,130		PulteGroup, Inc.	2,007,704
91,787		Smith & Wesson Brands, Inc. (b)	2,088,154
8,207		Target Corporation	2,001,195
48,864		The Buckle, Inc. (b)	2,298,563
131,638		The Goodyear Tire & Rubber Company (a)	2,647,240
37,234		Toll Brothers, Inc.	2,363,242
93,619		Tri Pointe Homes, Inc. (a)	2,337,666
57,104		Urban Outfitters, Inc. (a)(b)	1,808,484
54,325		Vista Outdoor, Inc. (a)	2,372,373
7,799		Whirlpool Corporation	1,698,154
13,456		Williams-Sonoma, Inc. (b)	2,621,767
28,371		Zumiez, Inc. (a)(b)	1,298,257
			64,636,095
		Consumer Staples - 7.7%
103,379		Albertsons Companies, Inc. (b)	3,637,907
4,233		Bunge, Ltd.	366,451
9,004		Casey’s General Stores, Inc.	1,749,387
4,953		Coca-Cola Consolidated, Inc.	2,826,033
43,840		Edgewell Personal Care Company (b)	1,861,446
19,292		Fresh Del Monte Produce, Inc.	477,670
24,318		Ingredion, Inc. (b)	2,264,735
34,242		Molson Coors Brewing Company - Class B (b)	1,521,715
33,166		Nu Skin Enterprises, Inc. - Class A (b)	1,455,324
55,170		Pilgrim’s Pride Corporation (a)	1,549,174
12,616		PriceSmart, Inc.	904,820
23,510		Spectrum Brands Holdings, Inc.	2,353,351
87,138		Sprouts Farmers Market, Inc. (a)(b)	2,305,671
16,386		The JM Smucker Company (b)	2,072,337
53,818		The Kroger Company	2,235,062
30,057		Tyson Foods, Inc. - Class A	2,373,301
51,281		United Natural Foods, Inc. (a)(b)	2,549,691
14,347		Universal Corporation	668,140
7,579		USANA Health Sciences, Inc. (a)(b)	755,778
			33,927,993
		Energy - 4.8%
44,929		Chesapeake Energy Corporation (b)	2,675,073
107,769		Civitas Resources, Inc.	5,508,073
150,919		Marathon Oil Corporation	2,337,735
22,466		Oasis Petroleum, Inc.	2,693,673
74,435		Ovintiv, Inc.	2,587,361
51,648		PDC Energy, Inc. (b)	2,604,609
43,278		Whiting Petroleum Corporation (a)	2,799,654
			21,206,178
		Financials - 12.4%
12,641		Affiliated Managers Group, Inc.	2,150,613
39,867		Aflac, Inc.	2,158,399
3,273		Alleghany Corporation (a)	2,117,238
41,230		Ally Financial, Inc.	1,889,571
16,917		American Financial Group, Inc.	2,260,280
13,746		Assurant, Inc.	2,090,767
31,924		B Riley Financial, Inc.	2,471,875
13,191		Capital One Financial Corporation	1,853,731
18,336		Cincinnati Financial Corporation (b)	2,088,470
28,801		CNO Financial Group, Inc.	652,631
54,825		Cowen, Inc. - Class A (b)	1,939,709
15,806		Evercore, Inc. - Class A	2,192,292
63,085		Federated Hermes, Inc. (b)	2,126,595
32,873		First American Financial Corporation	2,438,519
63,867		Jefferies Financial Group, Inc.	2,400,122
34,911		Mercury General Corporation	1,781,159
36,896		Metlife, Inc.	2,164,319
87,192		Old Republic International Corporation	2,089,120
35,564		OneMain Holdings, Inc.	1,770,732
37,479		PROG Holdings, Inc. (a)	1,691,053
17,626		Reinsurance Group of America, Inc.	1,672,884
32,609		Stifel Financial Corporation (b)	2,315,565
45,433		Synchrony Financial	2,034,944
16,409		The Allstate Corporation	1,783,987
13,180		The Hanover Insurance Group, Inc.	1,604,665
34,578		The Hartford Financial Services Group, Inc.	2,285,606
14,385		The Travelers Companies, Inc.	2,113,876
			54,138,722
		Health Care - 10.7%
34,805		Acadia Healthcare Company, Inc. (a)	1,954,997
111,688		Allscripts Healthcare Solutions, Inc. (a)(b)	1,857,371
5,658		Anthem, Inc.	2,298,449
9,375		Cigna Corporation	1,799,062
145,484		Community Health Systems, Inc. (a)(b)	1,750,173
25,842		CVS Health Corporation	2,301,489
51,262		Envista Holdings Corporation (a)(b)	1,988,966
23,265		Fulgent Genetics, Inc. (a)(b)	2,175,743
8,714		HCA Healthcare, Inc.	1,965,791
22,283		Henry Schein, Inc. (a)	1,583,430
17,253		Hill-Rom Holdings, Inc.	2,682,842
4,582		Humana, Inc.	1,923,111
7,619		Laboratory Corporation of America Holdings (a)	2,173,929
63,230		MEDNAX, Inc. (a)	1,552,929
8,049		ModivCare, Inc. (a)(b)	1,102,954
8,305		Molina Healthcare, Inc. (a)	2,368,420
45,256		Owens & Minor, Inc. (b)	1,810,240
51,103		Pfizer, Inc.	2,745,764
27,872		Prestige Consumer Healthcare, Inc. (a)	1,559,438
15,475		Quest Diagnostics, Inc.	2,300,823
5,901		Quidel Corporation (a)(b)	870,752
54,925		Select Medical Holdings Corporation	1,474,736
8,900		Supernus Pharmaceuticals, Inc. (a)(b)	266,733
29,880		Tenet Healthcare Corporation (a)(b)	2,177,356
5,175		UnitedHealth Group, Inc.	2,298,839
			46,984,337
		Industrials - 12.7%
46,390		ABM Industries, Inc.	2,087,550
6,704		Acuity Brands, Inc.	1,349,850
36,831		ArcBest Corporation (b)	3,796,539
29,143		Atkore, Inc. (a)	3,103,729
31,736		Atlas Air Worldwide Holdings, Inc. (a)(b)	2,780,391
42,278		Boise Cascade Company (b)	2,740,883
7,994		CACI International, Inc. - Class A (a)	2,073,883
185,697		CoreCivic, Inc. (a)(b)	1,999,957
32,094		Deluxe Corporation (b)	1,086,061
17,631		EMCOR Group, Inc.	2,104,084
38,605		GMS, Inc. (a)	2,156,861
17,248		Herc Holdings, Inc. (b)	2,939,922
19,923		Hub Group, Inc. - Class A (a)	1,547,419
54,379		KBR, Inc.	2,392,676
43,879		Knight-Swift Transportation Holdings, Inc. (b)	2,512,073
16,526		Leidos Holdings, Inc.	1,452,801
18,891		ManpowerGroup, Inc.	1,693,200
15,449		ManTech International Corporation - Class A	1,049,760
21,446		MasTec, Inc. (a)(b)	1,976,678
47,735		MillerKnoll, Inc. (b)	1,811,066
17,778		MYR Group, Inc. (a)	1,968,202
17,781		Oshkosh Corporation	1,913,236
23,041		Owens Corning	1,954,798
27,509		Ryder System, Inc. (b)	2,285,448
55,735		Schneider National, Inc. - Class B	1,371,081
17,974		Science Applications International Corporation	1,507,839
47,656		Werner Enterprises, Inc. (b)	2,149,762
			55,805,749
		Information Technology - 19.2%
21,511		Alliance Data Systems Corporation	1,466,190
27,465		Amdocs, Ltd.	1,917,606
93,414		Amkor Technology, Inc. (b)	2,014,006
18,652		Arrow Electronics, Inc. (a)	2,269,016
52,875		Avnet, Inc.	1,917,776
19,433		Belden, Inc.	1,198,433
11,792		CDW Corporation	2,232,933
37,806		Ciena Corporation (a)	2,277,055
38,606		Cisco Systems, Inc.	2,117,153
30,829		Cognizant Technology Solutions Corporation - Class A	2,404,045
13,340		Concentrix Corporation	2,214,440
169,913		Conduent, Inc. (a)	856,362
49,555		Corning, Inc.	1,837,995
13,208		CSG Systems International, Inc.	696,194
22,201		Dell Technologies, Inc. - Class C (a)	1,253,690
20,757		Diodes, Inc. (a)	2,207,507
18,994		ExlService Holdings, Inc. (a)	2,466,751
148,407		Hewlett Packard Enterprise Company	2,129,640
75,193		HP, Inc.	2,652,809
21,591		Insight Enterprises, Inc. (a)(b)	2,129,304
39,433		Intel Corporation	1,940,104
14,997		International Business Machines Corporation	1,756,149
37,263		Jabil, Inc.	2,178,395
77,557		Juniper Networks, Inc. (b)	2,414,349
2,999		Kyndryl Holdings, Inc. (a)(b)	47,387
24,054		Maximus, Inc.	1,814,874
26,391		Methode Electronics, Inc. (b)	1,173,608
47,483		NCR Corporation (a)	1,847,089
26,697		NetApp, Inc.	2,372,829
34,165		NETGEAR, Inc. (a)(b)	913,572
40,522		NetScout Systems, Inc. (a)	1,211,608
24,367		Oracle Corporation	2,211,062
9,703		OSI Systems, Inc. (a)(b)	882,294
13,906		Plexus Corporation (a)	1,170,051
46,222		Sanmina Corporation (a)(b)	1,688,952
14,018		Synaptics, Inc. (a)	3,956,440
18,099		TD SYNNEX Corporation	1,872,523
42,348		Teradata Corporation (a)(b)	1,838,750
1,682		TTEC Holdings, Inc.	141,944
155,736		TTM Technologies, Inc. (a)(b)	2,146,042
41,875		Ultra Clean Holdings, Inc. (a)	2,295,169
50,426		Verint Systems, Inc. (a)(b)	2,399,773
22,948		VMware, Inc. - Class A	2,678,950
33,317		Western Digital Corporation (a)	1,927,055
28,581		Western Union Company (b)	452,151
90,664		Xerox Holdings Corporation	1,670,031
57,694		Xperi Holding Corporation	1,033,877
			84,293,933
		Materials - 3.4%
27,583		Alcoa Corporation (b)	1,283,437
67,322		Commercial Metals Company	2,080,250
38,863		Louisiana-Pacific Corporation	2,539,697
21,905		Nucor Corporation	2,327,625
13,928		Reliance Steel & Aluminum Company	2,070,119
35,069		Steel Dynamics, Inc.	2,097,126
19,381		The Mosaic Company	663,218
43,119		WestRock Company	1,870,933
			14,932,405
		Real Estate - 2.5%
24,004		CBRE Group, Inc. - Class A (a)	2,294,063
49,068		Iron Mountain, Inc. (b)	2,229,650
10,042		Jones Lang LaSalle, Inc. (a)	2,358,966
118,969		Realogy Holdings Corporation (a)	1,807,139
61,420		Weyerhaeuser Company	2,310,006
			10,999,824
		Utilities - 2.6%
18,479		DTE Energy Company	2,002,015
32,863		Evergy, Inc. (b)	2,080,228
49,501		Hawaiian Electric Industries, Inc.	1,880,543
68,243		MDU Resources Group, Inc.	1,858,257
26,037		Southwest Gas Holdings, Inc.	1,713,495
46,372		UGI Corporation (b)	1,912,845
			11,447,383
		TOTAL COMMON STOCKS (Cost $354,840,622)	437,616,125
Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
		Money Market Deposit Account - 0.2%
$785,536		U.S. Bank Money Market Deposit Account, 0.003% (c)	785,536
		TOTAL SHORT-TERM INVESTMENTS (Cost $785,536)	785,536
Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.0%
		Private Funds - 24.0%
105,484,431		Mount Vernon Liquid Assets Portfolio, LLC, 0.100% (d)(e)	105,484,431
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 105,484,431)	105,484,431
		TOTAL INVESTMENTS - 123.9% (Cost $461,110,589)	543,886,092
		Liabilities in Excess of Other Assets - (23.9)%	(104,832,755)
		NET ASSETS - 100.0%	$439,053,337

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	All or portion of this security is out on loan as of November 30, 2021. Total value of securities out on loan is $99,736,720 or 22.72% of net assets.
	(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2021.

	(d)	Annualized seven-day yield as of November 30, 2021.
	(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$437,616,125	$-	$-	$437,616,125
Short-Term Investments	785,536	-	-	785,536
Investments Purchased with Proceeds from Securities Lending	-	105,484,431	-	105,484,431
Total Investments in Securities	$438,401,661	$105,484,431	$-	$543,886,092
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2021, the Fund did not recognize any transfers to or from Level 3.